INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Process material stockpiles	$ 4,486	$ 3,566	$ 2,605
Concentrate inventory	3,095	3,437	1,896
Materials and supplies	1,650	2,099	1,303
Inventories	$ 9,231	$ 9,102	$ 5,804